Equity-Accounted Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2023
Equity Method Investments and Joint Ventures [Abstract]
Financial Information of Joint Ventures	A summary of the Company's investments in and advances to equity-accounted joint ventures are as follows:

		As at December 31, 2023			As at December 31,
Name	Ownership Percentage	# of Delivered Vessels	LNG Terminal	Newbuildings on order (ix)	2023 $	2022 $
Angola Joint Venture (i)	33%	4	—	—	121,935	124,592
Bahrain LNG Joint Venture (ii)	30%	—	1	—	90,298	92,655
Exmar LPG Joint Venture (iii)	50%	18	—	8	160,158	130,073
MALT Joint Venture (iv)	52%	6	—	—	292,545	279,561
Pan Union LNG Joint Venture (v)	20%-30%	4	—	—	88,651	86,842
RasGas III Joint Venture (vi)	40%	4	—	—	130,124	125,701
Yamal LNG Joint Venture (vii)	50%	6	—	—	430,120	407,732
Other	50%	—	—	—	8	8
		42	1	8	1,313,839	1,247,164
Less credit loss provision					(2,100)	(2,900)
Investments in and advances to equity-accounted joint ventures, net					1,311,739	1,244,264